Share-Based Compensation - Schedule Of Fair Value Of The Shares Was Estimated Using Valuation Assumptions and Methodology (Detail) - Restricted Stock [Member] - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Risk-free interest rate	[1]	0.20%	2.70%
Expected volatility	[2]	55.70%	25.10%
Expected term (in years)	[3]	3 years	2 years
Fair value		$ 370	$ 160

[1]	The risk-free rate is based on the US Treasury yields in effect at the time of grant corresponding with the expected term.
[2]	Expected volatility is based on historical volatilities from a group of comparable entities for a time period similar to that of the expected term and the expected term.
[3]	Expected term is based on probability and expected timing of market events.